Basis of preparation - Disclosure of sensitivity analysis for actuarial assumptions (Details) € in Millions	Dec. 31, 2021 EUR (€)
Pension benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (925)
Pension benefits | Actuarial assumption of discount rates | Germany and France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(131)
Pension benefits | Actuarial assumption of discount rates | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(98)
Pension benefits | Actuarial assumption of discount rates | US and Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(686)
Pension benefits | Actuarial assumption of discount rates | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (10)
Health care and life insurance plans | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (110)
Health care and life insurance plans | Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 35
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (29)